RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2014
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Schedule Of Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]
The Partnership’s net income (loss) for financial reporting purposes and income (loss) for income tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Total	Series 1	Series 2	Series 3
Net income (loss) for financial reporting purposes	$285,652	$-	$-	$285,652

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(40,642)	-	-	(40,642)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-	-
Other	3,169,096	-	-	3,169,096
Related party expenses	-	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(949,244)	-	-	(949,244)

Accrued partnership management fees not deductible for tax purposes until paid	321,090	-	-	321,090

Income (loss) for income tax return purposes, year ended December 31, 2013	$2,785,952	$-	$-	$2,785,952

The Partnership’s net income (loss) for financial reporting purposes and income (loss) for income tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 4	Series 5	Series 6

Net income (loss) for financial reporting purposes	$-	$-	$-

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	-	-	-
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-
Other	-	-	-
Related party expenses	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	-	-	-

Accrued partnership management fees not deductible for tax purposes until paid	-	-	-

Income (loss) for income tax return purposes, year ended December 31, 2013	$-	$-	$-

The Partnership’s net income (loss) for financial reporting and income (loss) for income tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 1	Series 2	Series 3
Net income (loss) for financial reporting purposes	$(53,407)	$-	$-	$(53,407)

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(45,822)	-	-	(45,822)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(96,093)	-	-	(96,093)
Other	239,204	-	-	239,204
Related party expenses	(3)	-	-	(3)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(22,693)	-	-	(3,574)

Accrued partnership management fees not deductible for tax purposes until paid	30,565	-	-	30,565

Income (loss) for income tax return purposes, year ended December 31, 2012	$51,751	$-	$-	$70,870

The Partnership’s net income (loss) for financial reporting and income (loss) for income tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 4	Series 5	Series 6

Net income (loss) for financial reporting purposes	$-	$-	$-

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	-	-	-
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-
Other	-	-	-
Related party expenses	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(19,119)	-	-

Accrued partnership management fees not deductible for tax purposes until paid	-	-	-

Income (loss) for income tax return purposes, year ended December 31, 2012	$(19,119)	$-	$-

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]
The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014 are as follows:

	Total	Series 1	Series 2	Series 3

Investments in operating limited partnerships - tax return December 31, 2013	$(514,730)	$-	$-	$(514,730)

Add back losses not recognized under the equity method	340,654	-	-	340,654

Other	174,076	-	-	174,076

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014 are as follows:

	Series 4	Series 5	Series 6

Investments in operating limited partnerships - tax return December 31, 2013	$-	$-	$-

Add back losses not recognized under the equity method	-	-	-

Other	-	-	-

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Total	Series 1	Series 2	Series 3

Investments in operating limited partnerships - tax return December 31, 2012	$(3,305,751)	$-	$-	$(3,305,751)

Add back losses not recognized under the equity method	1,709,417	-	-	1,709,417

Other	1,596,334	-	-	1,596,334

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Series 4	Series 5	Series 6

Investments in operating limited partnerships - tax return December 31, 2012	$-	$-	$-

Add back losses not recognized under the equity method	-	-	-

Other	-	-	-

Investments in operating limited partnerships - as reported	$-	$-	$-